Summary of Significant Accounting Policies (Details) ¥ in Thousands	1 Months Ended	6 Months Ended		11 Months Ended	54 Months Ended
	Apr. 30, 2018	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Apr. 01, 2019	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Restricted cash		¥ 72,400			¥ 72,400		¥ 67,200
Allowances for accounts receivable		¥ 100			100	¥ 100
Revenue percentage		10.00%	10.00%
Deferred revenue		¥ 8,400			¥ 8,400	¥ 8,700
Other income		¥ 300	¥ 30
Warrant period		1 year
Value added tax percentage	17.00%			16.00%	13.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Warrant period		1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		10 years
Warrant period		2 years
Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue percentage			10.00%
Revenue		¥ 10,200	¥ 19,600
Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		17,300	27,900
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		¥ 16,100	¥ 20,000
Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue percentage		10.00%
Revenue		¥ 8,400
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate		7.1798			7.1798